Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	12,500,000	12,500,000	12,500,000
Common stock, shares issued (in Shares)	2,173,986	704,435	699,237
Common stock, shares outstanding (in Shares)	2,169,199	699,648	694,450
Treasury stock, shares, at cost (in Shares)	4,787	4,787	4,787
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	8,000,000	8,000,000	8,000,000
Convertible preferred stock, shares issued (in Shares)	0	6,590,045	6,590,045
Convertible preferred stock, shares outstanding (in Shares)	0	6,590,045	6,590,045
Convertible preferred stock, convertible into shares of common stock (in Shares)		111,351	111,351
Convertible preferred stock, liquidation preference per share (in Dollars per share)		$ 76.96	$ 76.96
Convertible preferred stock, liquidation preference, value		$ 8,567,059	$ 8,567,059
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	52,500,000	52,500,000	52,500,000
Convertible preferred stock, shares issued (in Shares)	0	23,811,426	23,811,426
Convertible preferred stock, shares outstanding (in Shares)	0	23,811,426	23,811,426
Convertible preferred stock, convertible into shares of common stock (in Shares)		402,226	402,226
Convertible preferred stock, liquidation preference per share (in Dollars per share)		$ 62.16	$ 62.16
Convertible preferred stock, liquidation preference, value		$ 25,001,997	$ 25,001,997
Cumulative dividends		8.00%	8.00%
Series C Convertible Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in Shares)	937,500	937,500
Convertible preferred stock, shares issued (in Shares)	497,157	0
Convertible preferred stock, shares outstanding (in Shares)	497,157	0